Software technology development costs (Tables)	6 Months Ended
Jun. 30, 2024
Research and Development [Abstract]
Schedule of Expense of Development Costs

During the three month period ended June 30, 2024, the Company has expensed the development costs of all products as incurred and has expensed the following development costs.

	Six Months ended June 30, 2024	Six Months ended June 30, 2023	Three Months ended June 30, 2024	Three Months ended June 30, 2023

Opening total software development costs	$16,055,557	$13,056,478	$16,810,802	$13,800,812

Software development during the period	1,573,201	1,499,731	817,956	755,397
Closing total Software development costs	$17,628,758	$14,556,209	$17,628,758	$14,556,209